UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
					[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Chicago Asset Management Company
Address:	70 West Madison Street
		56th Floor
		Chicago, IL  60602

13F File Number:  28-1560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Donna L. Minnich
Title:	Executive Vice President
Phone:	312-372-2800
Signature, Place, and Date of Signing:

	Donna L. Minnich		Chicago, Illinois		May 6, 1999

Report Type (Check only one.):
[ X	]	13F HOLDINGS REPORT.
[	]	13F NOTICE.
[	]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$975,974



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA LIFE & CAS CO            Com              008117103    31716   382125 SH       SOLE                   305825             76300
ATLANTIC RICHFIELD CO          Com              048825103      234     3200 SH       SOLE                     3200
BANK OF AMERICA CORP           Com              060505104    41684   590211 SH       SOLE                   470755            119456
BANK ONE CORP                  Com              06423A103    35934   652598 SH       SOLE                   520554            132044
BELL ATLANTIC                  Com              077853109    32576   630250 SH       SOLE                   502050            128200
CHUBB CORP                     Com              171232101    33770   576650 SH       SOLE                   460850            115800
COLUMBIA HCA HEALTHCARE CORP   Com              197677107    30674  1619725 SH       SOLE                  1278425            341300
CONOCO INC                     Com              208251306    40577  1652000 SH       SOLE                  1317900            334100
CROWN CORK & SEAL INC COM      Com              228255105    31496  1102700 SH       SOLE                   882500            220200
DAIMLERCHRYSLER AG             Com              D1668R123    28935   337189 SH       SOLE                   269256             67933
DELUXE CORP                    Com              248019101    24931   856000 SH       SOLE                   681500            174500
DOW CHEM CO                    Com              260543103    34139   366350 SH       SOLE                   292050             74300
EASTMAN KODAK CO               Com              277461109    32001   501000 SH       SOLE                   400100            100900
ELECTRONIC DATA SYSTEMS CORP   Com              285661104    33414   686300 SH       SOLE                   547325            138975
ENRON CORP                     Com              293561106    33452   520650 SH       SOLE                   414550            106100
GENERAL ELECTRIC CO            Com              369604103      398     3600 SH       SOLE                     3600
GENERAL MILLS INC              Com              370334104      212     2800 SH       SOLE                     2800
GENERAL MOTORS CORP            Com              370442105    33223   381875 SH       SOLE                   305575             76300
GOODYEAR TIRE & RUBBER         Com              382550101    31623   634850 SH       SOLE                   504750            130100
HALLIBURTON CO                 Com              406216101    37715   979600 SH       SOLE                   782200            197400
IBM                            Com              459200101    35986   203025 SH       SOLE                   162125             40900
INTERNATIONAL PAPER            Com              460146103    32299   765600 SH       SOLE                   610700            154900
MOTOROLA INC                   Com              620076109    38057   519550 SH       SOLE                   413950            105600
NEWMONT MINING CORP            Com              651639106    31464  1797950 SH       SOLE                  1435350            362600
PHARMACIA & UPJOHN             Com              716941109    37832   606525 SH       SOLE                   482705            123820
RAYTHEON CO-CLASS A            Com              755111309    35602   616484 SH       SOLE                   493454            123030
SCHLUMBERGER LTD               Com              806857108    38731   643500 SH       SOLE                   513700            129800
SEARS ROEBUCK & CO             Com              812387108    33141   733400 SH       SOLE                   586600            146800
SYSCO CORP                     Com              871829107    24672   937650 SH       SOLE                   748150            189500
TENNECO INC                    Com              88037E101    26567   950950 SH       SOLE                   760750            190200
UNITED HEALTHCARE CORP         Com              910581107    41378   786275 SH       SOLE                   625975            160300
WEYERHAEUSER CO                Com              962166104    31542   568325 SH       SOLE                   453725            114600